Borrowings (Other Borrowings) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Long-term Federal Home Loan Bank Advances	$ 32,001	$ 41,126
Convertible note due July 2015 at 4.34% [Member]
Debt Instrument, Basis Spread on Variable Rate	0.17%
Debt Instrument, Description of Variable Rate Basis	three-month LIBOR
Convertible note due January 2017 at 4.71% [Member]
Long-term Federal Home Loan Bank Advances	$ 10,000	10,000
Debt Instrument, Interest Rate, Stated Percentage	4.71%
Amortizing fixed rate borrowing due December 2017 at 1.27% [Member]
Long-term Federal Home Loan Bank Advances	$ 4,025	8,000
Debt Instrument, Interest Rate, Stated Percentage	1.27%
Amortizing fixed rate borrowing due January 2018 at 0.91% [Member]
Long-term Federal Home Loan Bank Advances	$ 662	1,267
Debt Instrument, Interest Rate, Stated Percentage	0.91%
Amortizing fixed rate borrowing due December 2018 at 1.42% [Member]
Long-term Federal Home Loan Bank Advances	$ 1,634	2,434
Debt Instrument, Interest Rate, Stated Percentage	1.42%
Amortizing fixed rate borrowing due June 2020 at 1.49% [Member]
Long-term Federal Home Loan Bank Advances	$ 7,078	9,033
Debt Instrument, Interest Rate, Stated Percentage	1.49%
Amortizing fixed rate borrowing due December 2020 at 1.71% [Member]
Long-term Federal Home Loan Bank Advances	$ 4,034	5,000
Debt Instrument, Interest Rate, Stated Percentage	1.71%
Amortizing fixed rate borrowing due March 2022 at 1.75% [Member]
Long-term Federal Home Loan Bank Advances	$ 4,568	$ 5,392
Debt Instrument, Interest Rate, Stated Percentage	1.75%